Stockholders' Deficit - Schedule of Option Assumption (Details)	Jan. 25, 2021	Feb. 19, 2020	Aug. 08, 2019	Jan. 01, 2016
Common Stock Warrants and Options [Member]
Expected dividends	0.00%	0.00%		0.00%
Expected volatility	133.22%	125.19%		112.00%
Expected term	7 years	3 years		5 years
Risk free interest rate	1.46%	1.56%		0.18%
Expected forfeitures	0.00%	0.00%		0.00%
Common Stock Warrants and Options One [Member]
Expected dividends		0.00%
Expected volatility		125.19%
Expected term		3 years
Risk free interest rate		1.50%
Expected forfeitures		0.00%
Common Stock Warrants and Options Two [Member]
Expected dividends		0.00%	0.00%
Expected volatility		125.19%	105.73%
Expected term		6 years	3 years
Risk free interest rate		1.46%	1.54%
Expected forfeitures		0.00%	0.00%
Common Stock Warrants and Options [Member]
Expected dividends			0.00%
Expected volatility			105.73%
Expected term			3 years
Risk free interest rate			1.54%
Expected forfeitures			0.00%
Common Stock Warrants and Options One [Member]
Expected dividends			0.00%
Expected volatility			105.73%
Expected term			3 years
Risk free interest rate			1.54%
Expected forfeitures			0.00%